PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Depreciation and amortization	$ 12,234	$ 20,320
Loss from disposal of property and equipment	27,381	$ 0
Electronic equipment [Member]
Statement [Line Items]
Loss from disposal of property and equipment	$ 27,381